May 26, 2006

VIA EDGAR and U.P.S.

H. Roger Schwall

United States Securities and Exchange Commission

100 F Street, NE

Mail Stop 7010

Washington, D.C. 20549

RE:	Flag Intermediate Holdings Corporation

Metals USA, Inc.

Form S-4 Filed March 31, 2006, as amended on May 26, 2006

File No. 333-132918

Dear Mr. Schwall:

On behalf of Flag Intermediate Holdings Corporation (“Flag Intermediate”) and Metals USA, Inc. (“Metals” and, collectively, with Flag Intermediate, the “Companies”), we are hereby filing with the Securities and Exchange Commission (the “SEC”) Amendment No. 1 to the above-captioned filing, which has been amended in response to comments (restated below) by the Staff of the SEC contained in its letter to Flag Intermediate and Metals USA dated April 28, 2006.

Form S-4

General

1.	Comment: The staff notes that you are registering the new notes in reliance on the staff’s position enunciated in Exxon Capital Holdings Corporation, SEC no-action letter (available April 13, 1989); Morgan Stanley & Co. Incorporated, SEC no-action letter (available June 5, 1991) regarding resales; and Shearman & Sterling, SEC no-action letter (available July 2, 1993) with respect to the participation of broker-dealers. Accordingly, with the next amendment please provide us with a supplemental letter:

•	stating that the issuer is registering the exchange offer in reliance upon these letters, and

•	including statements and representations substantially in the form set forth in the Morgan Stanley and Shearman & Sterling no-action letters.

Mr. H. Roger Schwall

United States Securities and Exchange Commission

May 26, 2006

We may comment further upon reviewing your response.

Response: We have attached a signed copy of the letter requested by the Staff as Annex I to this letter.

2.	Comment: Please update your disclosure so that it is current as of the latest practicable date.

Response: We have updated the disclosure throughout the prospectus where applicable.

3.	Comment: Prior to printing and distribution of the prospectus, please provide us with copies of all artwork and any graphics you wish to include in the prospectus. Also provide accompanying captions, if any. We may have comments after reviewing these materials.

Response: The Companies presently do not intend to include any additional artwork or graphics in the prospectus other than the Metals USA logo on the front and back cover pages of the prospectus and the pie graph on pages 6 and 85 in the sections entitled “Prospectus Summary” and “Business,” respectively. If the Companies decide to include any additional artwork or graphics in the prospectus, we will provide the Staff with copies of all such artwork and any graphics and related captions.

Cover Page

4.	Comment: We note that you have left blank the expiration date of the offer pending effectiveness of this registration statement. Since your offer expires at 5:00 p.m., New York City time, be aware that if it terminates on the twentieth business day after commencement, you will not satisfy the requirements of Exchange Act Rule 14e-1(a). Please confirm that the offer will be open for at least twenty full business days to ensure compliance with Rule 14e-1(a). See Rule 14d-1(g)(3) (defining “business day” as the time period between 12:01 a.m. through 12:00 midnight Eastern time) and Question and Answer Eight in Exchange Act Release No. 16623 (March 5, 1980).

In this regard, please also confirm that the expiration date will be included in the final prospectus disseminated to security holders and filed pursuant to the applicable provisions of Rule 424.

Mr. H. Roger Schwall

United States Securities and Exchange Commission

May 26, 2006

Response: We confirm that the offer will be open for at least twenty full business days in compliance with Rule 14e-1(a) and that the expiration date will be included in the final prospectus disseminated to security holders and filed pursuant to the applicable provisions of Rule 424.

5.	Comment: We note that the notes are identified as “senior” notes. If the notes will not be senior to any outstanding indebtedness, disclose this on the cover page. Otherwise, quantify in the summary the amount of indebtedness to which the notes would be senior as of the latest practicable date. Similarly, quantify any material outstanding indebtedness that is senior to the notes.

Response: The notes rank senior in right of payment to all indebtedness other than other senior debt, to which they rank equally. The amount of senior indebtedness ranking equally in right of payment with the notes and the amount of indebtedness junior to the notes, as of March 31, 2006, has been included in the “Prospectus Summary – Summary of the Terms of the Exchange Notes” on page 17, “Risk Factors – Risks Related to an Investment in the Notes – Our substantial leverage could adversely affect. . .” on page 25 and the “Description of the Notes – Ranking” on page 118.

Cautionary Statement Concerning Forward-Looking Statements, page iii

6.	Comment: Eliminate any suggestion that the statements to which you refer are forward looking statements for purposes of the federal securities laws. Among other limitations, the PSLRA of 1995 does not extend safe harbor protection to disclosure related to tender offers.

Response: We have modified the cautionary statement on page 1 of the prospectus to eliminate the suggestion that the statements are forward looking statements for purposes of the federal securities laws.

Summary, page 1

7.	Comment: It is inappropriate to suggest that the summary “is not complete.” Rather, make clear that this section summarizes all material information contained in your prospectus, as you suggest at page 12.

Response: We have revised the referenced language to indicate that the summary contains all material information, and we have deleted the language stating that the summary is not complete.

Mr. H. Roger Schwall

United States Securities and Exchange Commission

May 26, 2006

8.	Comment: You make a number of claims relating to your leadership, relative market share and your “superior customer service.” Provide us with objective support for these types of statements and claims. If you provide third party documents to support the claims, please mark the relevant portions and include a key that indicates where in each document support appears for each particular assertion. If you cannot provide such support, delete the assertion.

Response: Contemporaneously with this filing, we will provide supplemental copies of these materials, marked and with a key as requested by the Staff with respect to third party documents. To the extent supporting materials were unavailable or the information varied from the information included in the Registration Statement, we have revised the disclosure appropriately.

9.	Comment: Revise to provide a more balanced overview of your business. For example, you cite your business strategy and competitive strengths but do not mention the more significant challenges and material risks you face, including those relating to your substantial leverage, the current material pending litigation matters, and the intense competition you face in your industry. Briefly discuss in this section the more significant risks that may impact your operations and future plans.

Response: We have revised the Prospectus Summary to provide a more balanced overview of Metal USA’s business. Among other things, we provided additional disclosure regarding significant risks and challenges Metals USA faces, such as its exposure to changes in commodity prices, supply interruptions, weak demand, competitors and leverage and the consequences of these factors on its business.

10.	Comment: You include excess detail in this section, and much information presented here is repeated almost verbatim in the Business section. Abridge this section to provide a brief overview of the key aspects of the company and the offering.

Response: We have abridged the Summary in response to the Staff’s comment.

Summary of Terms of the Exchange Offer, page 9

11.	Comment: Make clear that if you waive a condition for one participant in the exchange, you must waive that condition for all participants. In that regard, we note the provision included in Instruction 8 of the Letter of Transmittal.

Mr. H. Roger Schwall

United States Securities and Exchange Commission

May 26, 2006

Response: We have revised the “Prospectus Summary – Summary of Terms of the Exchange Offer – Conditions to the Exchange Offer” in accordance with the Staff’s comment. We have added similar additional disclosure to “The Exchange Offer – Certain Conditions to the Exchange Offer” on page 41.

12.	Comment: Under the Exxon Capital line of letters, the exchange offer may only remain in effect for a limited time. Disclose the maximum period of time that the exchange offer will remain in effect from the date the registration statement is declared effective through the Expiration Date, as extended.

Response: We have revised the disclosure to reflect that the exchange offer will not be extended for more than 60 days after the date of the prospectus in “Prospectus Summary – Summary of Terms of the Exchange Offer” and “The Exchange Offer – Expiration Date; Extensions; Amendments.”

13.	Comment: Exchange Act Rule 14e-l(c) requires that you exchange the notes or return the old notes “promptly” upon expiration or termination of the exchange offer, as applicable. Please revise here and throughout the document, as necessary, to make clear that you will act consistent with Rule 14e-1(c). For instance, revise your references to “as promptly as practicable,” “to the extent practicable” or “as soon as reasonably practicable.” Further, in this regard, please also make clear here and throughout the document that you will issue the new notes or return the old notes promptly after expiration rather than after acceptance.

Response: We have made these changes throughout the prospectus. We have added clarifying language in accordance with the Staff’s comment to “Prospectus Summary – Summary of Terms of the Exchange Offer” on page 14, “The Exchange Offer – Expiration Date; Extensions; Amendments” on page 40, and “The Exchange Offer – Certain Conditions to the Exchange Offer” on pages 40-41.

Risk Factors, page 18

14.	Comment: Substantially shorten most risk factors so that each succinctly describes the risk. Identify the risk, include a cross-reference to more detailed disclosure elsewhere if appropriate, and eliminate all excess detail. Where you discuss multiple risks under one caption, break the discussion into separate factors and include appropriate captions for each, such as for the first risk factor on page 18. No risk factor discussion should be longer than two short paragraphs.

Mr. H. Roger Schwall

United States Securities and Exchange Commission

May 26, 2006

Response: We have revised the risk factors to substantially comply with the Staff’s comments. Where practical, we separated longer risk factors into multiple risk factors, each with a more concise explanation and we eliminated duplicative or unnecessary verbiage. Although we note that several risk factors remain longer than two paragraphs, we believe that it is appropriate to leave those risk factors in a lengthier format due to the nature and complexity of the risks discussed, as well as their importance to investors. For example, the risk factors included in “Risk Factors – Risks Related to an Investment in the Notes” entitled “There may not be sufficient collateral to pay all or any of the notes” and “Federal and state statutes allow courts, under specific circumstances, to void notes, guarantees and security interests and require noteholders to return payments received,” are over two paragraphs, but we believe that shortening these risk factors would eliminate material information of importance to investors, as it relates directly to their ability to receive payment in full on the notes.

15.	Comment: Revise risk factor subheadings so that they clearly identify the risk to be discussed. For example, simply stating that “We operate in a highly fragmented and competitive industry” does not identify the resulting risk of harm to investors.

Response: We have revised the risk factor subheadings throughout “Risk Factors” to clearly identify and summarize the risk to be discussed.

16.	Comment: You must disclose all known, material risks in this section. Therefore, delete the limiting language on the cover page in the cross-reference to this section where you suggest that the section identifies “certain” risks. Also delete the third and fourth italicized sentences in the introductory paragraph.

Response: We have revised the disclosure to clarify that the Risk Factors section summarizes all material risks known to us, and we have made the deletions requested by the Staff.

17.	Comment: Please revise your risk factors to delete the generic statement that you “cannot assure” your investors of various items. Instead, state the resulting risk plainly and directly.

Response: We have deleted the phrase noted by the Staff in each place where it appears, and we have revised the risk factors in response to the Staff’s comment.

18.	Comment: Eliminate from the Risk Factors section any discussion of the consequences of not exchanging old notes. To the extent you believe the

Mr. H. Roger Schwall

United States Securities and Exchange Commission

May 26, 2006

discussion is material you may include it elsewhere in the document. For example, the discussion under “If you do not properly tender your old notes” more appropriately belongs on page 40 or elsewhere.

Response: We have deleted the discussion from the risk factors section. We have added additional disclosure to the discussion on page 46 (page 40 of the original filing) from the deleted risk factor, as suggested by the Staff.

Risks Related to an Investment in the Notes, page 18

Our substantial leverage could adversely affect. . ., page 18

19.	Comment: Please update your disclosure to quantify as of the most recent practicable date the amount of debt that is senior, equal, and junior to these notes. Also include a cross- reference to detailed disclosure elsewhere that describes the required ratios and quantifies the extent to which you may incur additional indebtedness of each type, including by means of your revolving credit facility.

Response: We have updated the disclosure as of March 31, 2006 with appropriate cross-references.

Expiration Date; Extensions; Amendments, page 33

20.	Comment: You state that you reserve the right to “delay accepting for exchange any old notes.” While you may delay acceptance of tendered notes if you extend the offer, you may not, consistent with your prompt payment obligation under Rule 14e-1(c), delay acceptance once the offer has terminated for no reason and at your sole discretion. Please clarify in what circumstances you will delay acceptance.

Response: Any delay will only occur prior to the expiration or termination of the exchange offer and will not affect the prompt payment obligation under Rule 14e-1(c). We have clarified the disclosure accordingly.

21.	Comment: Please advise us how oral notice of any delay, extension, termination or amendment is reasonably calculated to reach registered holders of the outstanding notes.

Response: We have deleted references to the giving of oral notice to noteholders under the circumstances noted by the Staff and revised the statements to indicate

Mr. H. Roger Schwall

United States Securities and Exchange Commission

May 26, 2006

that the Companies will give notice to the noteholders or make public announcement of delays, extensions and terminations on page 39 and page 40.

22.	Comment: Expand the last paragraph to state that you are generally required to extend the offering period for any material change, including the waiver of a material condition, so at least five business days remain in the offer after the change. Also revise to indicate the period of time you are required to extend in the event there is a change in the percentage of existing notes sought. See Rule 14e-1(b).

Response: We have revised the disclosure in the last paragraph referred to in the Staff’s comment accordingly.

23.	Comment: We note your reference in this section to any “fundamental” changes. Revise to clarify that you will amend the registration statement and may be required to recirculate for any “material” changes to the terms of the exchange offer.

Response: We have revised the disclosure in response to the Staff’s comment.

24.	Comment: Confirm that you will disclose sufficiently in advance of the expiration of the offer whether you will have a subsequent offering period. Further, please supplement the disclosure to state explicitly whether withdrawal rights would be available to persons who tender during the subsequent offer period.

Response: We confirm to the Staff that the Companies will disclose sufficiently in advance of the expiration of the offer whether they will have a subsequent offering period. We have revised the disclosure on page 39 to state that if the Companies extend the offer, withdrawal rights are available to persons who tender their notes before or after the extension until the new expiration date.

Certain Conditions to the Exchange Offer, page 34

25.	Comment: You have indicated that the foregoing rights are not deemed waived because you fail to exercise them. It is our position, however, that if an offer condition occurs, you must either waive that condition and proceed with the offer or terminate the offer. You may not implicitly waive an offer condition by failing to assert it. Please confirm with us your understanding of our position.

Mr. H. Roger Schwall

United States Securities and Exchange Commission

May 26, 2006

Response: We confirm our understanding of the Staff’s position and, accordingly, have deleted the language referred to in the Staff’s comment.

Procedures for Tendering, page 35

26.	Comment: We note that the transfer of registered ownership may take considerable time and may not be completed prior to the expiration date. Quantify the “considerable time” to which you refer and discuss any applicable state law restrictions, if any, on the length of this period.

Response: We have revised the disclosure to refer to an indeterminable amount of time, rather than a “considerable” amount of time, and noted that such period will be dependent on the facts and circumstances applicable to a particular holder, including the nominee through which the beneficial holder holds the notes and applicable state laws.

Unaudited Pro Forma Condensed Combined Financial Information, page 43

Notes to Unaudited Pro Forma Condensed Combined Financial Information, page 44

27.	Comment: Please disclose the purchase price for your acquisition of Metals USA, Inc., including its components, and a schedule showing its allocation. The schedule should identify net tangible assets and liabilities acquired, identifiable intangible assets, fair value adjustments to net tangible and intangible assets and liabilities, and costs and fees of the acquisition. Describe all significant adjustments to fair value and disclose how they were determined. Also, disclose the amortization periods of the intangible assets acquired.

Response: We have revised the disclosure on page 50 in response to the Staff’s comment.

28.	Comment: We note that you present and discuss the combined results for the predecessor and successor periods for the fiscal year 2005. We believe that your presentation of the combined results is not contemplated by GAAP. Tell us why you believe your presentation of the combined results is more meaningful than separate discussions of your predecessor and successor periods for 2005. If you can support for us that your current presentation is most meaningful for your readers, you should revise and expand your disclosure as follows:

•	Relocate the table, included on page 53, which combines the results for the successor and predecessor periods to the beginning of your management’s discussion.

Mr. H. Roger Schwall

United States Securities and Exchange Commission

May 26, 2006

•	Label the combined column as “non-GAAP”.

•	Explain that GAAP does not allow for such a combination, but that you have strictly added the successor and predecessor columns together and that you have made no attempt to pro forma the combined results.

•	Explain why you believe your presentation is meaningful and how it is helpful in understanding the trends of your business.

•	Separately explain any purchase accounting adjustments and quantify the effects of having applied purchase accounting in comparing the results from period to period

Response: We have updated the disclosure as requested by the Staff and moved the table and related disclosure closer to the front of management’s discussion on pages 66-67, with an accompanying discussion as requested by the Staff. We have further revised management’s discussion in accordance with this change to the disclosure format, including adding an additional comparability analysis at the front of management’s discussion after “Critical Accounting Policies”. As discussed in the revised disclosure, the Companies believe that a combined discussion is more meaningful than a separate discussion of the Predecessor Company and Successor Company and, in addition, the Predecessor/Successor split of the results for the quarter and fiscal year ended December 31, 2005 would make it difficult for an investor to compare historical and future results. The Merger did not affect the operational activities of Metals USA and combining Predecessor Company and Successor Company results puts Metal USA’s operational performance into a meaningful format for comparative purposes.

Financial Statements and Supplementary Data, page 62

29.	Comment: We note that you experienced a net loss for the three months ended December 31, 2005. Please enhance your MD&A to describe any significant economic changes or events that materially affected your financial results for the three months ended December 31, 2005, so that readers can ascertain the likelihood that past performance is indicative of future performance.

Mr. H. Roger Schwall

United States Securities and Exchange Commission

May 26, 2006

Response: The period from May 9, 2005 [date of inception] to December 31, 2005, includes one month of operations. We have expanded the discussion on page 65 to further describe the net loss. We have provided interim financial information in the MD&A which compares the results of the first quarter of 2006 to the first quarter of 2005. In addition we have added disclosure identifying recurring and non-recurring Merger related expenses.

Security Ownership of Certain Beneficial Owners and Management, page 86

30.	Comment: Provide tabular disclosure to identify all natural persons deemed to be beneficial owners for purposes of Exchange Act Rule 13d-3. For example, identify those with control of Apollo.

Response: We have revised the disclosure in “Security Ownership of Certain Beneficial Owners and Management” in response to the Staff’s comment. We have revised footnote (3) of the beneficial ownership table on page 108 to identify natural persons that may be deemed to beneficially own securities beneficially owned by Apollo Management V, L.P. As noted in the footnote, these individuals disclaim beneficial ownership except to the extent of their indirect pecuniary interest in the securities.

Description of the Notes, page 89

31.	Comment: This section contains long sentences and is difficult to read. Avoid copying complex information directly from legal documents without a clear and concise explanation of the provisions. See, for example, the disclosure under “Certain Covenants” on page 110. Please revise your disclosure to make it clearer, more concise and understandable. Refer to “Plain English Comes to the High Yield Market,” a Latham & Watkins Standard Form Prepared in Consultation with the SEC, August 1999.

Response: We have revised the “Description of the Notes” in response to the Staff’s comment. We relied heavily on the reference materials recommended by the Staff in revising the section. Although that section is, by nature, very technical, we believe we have been able to improve the disclosure.

32.	Comment: Define the term “pari passu” in the context in which you use it.

Response: Where appropriate, we have replaced “pari passu” with the term “equal” when referencing the notes in response to the Staff’s comment.

Mr. H. Roger Schwall

United States Securities and Exchange Commission

May 26, 2006

Change of Control, page 108

33.	Comment: Disclose that you will comply also with Rules 13e-3 and 13e-4, if applicable, and Rule 14e-1 where you refer to the requirements of Section 14(e) of the Exchange Act.

Response: We have revised the disclosure accordingly on page 133.

Certain Definitions, page 137

34.	Comment: You currently include 24 pages of definitions. Please minimize your use of defined terms by clarifying their meaning in context. Rule 421(b) permits you to include this language as long as you present it clearly and explain what it means to investors. Also, you include defined terms that appear to be copied from the indenture. Instead, limit the list of defined terms to those that appear in the registration statement. Only include terms in the glossary if it will facilitate investors’ understanding of the disclosure. Whenever possible, describe the meaning of terms in the text without using defined terms.

Response: We have revised the disclosure to comply with the Staff’s comment. We have confirmed that any extra, unused definitions have been eliminated and that all the defined terms included in the prospectus are used in the disclosure. In addition, we have clarified certain terms in context, eliminated any definitions we determined are not necessary or used only a limited number of times and/or described such terms in the text without a defined term. While we have left in a number of defined terms in the document, we believe this comports with customary practice in this area.

Material United States Federal Income Tax Consecuences, page 162

35.	Comment: In this section, you include statements that note holders “should consult” with their own tax advisors, or language to similar effect. Because note holders may rely on the disclosure that appears in your registration statement, including disclosure relating to tax consequences, revise to eliminate this language each place it appears. You may replace the admonition with language to the effect that you recommend or encourage that consultation.

Response: We have revised the language on page 185 to comply with the Staff’s comment.

Mr. H. Roger Schwall

United States Securities and Exchange Commission

May 26, 2006

Consolidated Financial Statements, page F-1

Consolidated Statements of Operations, page F-4

36.	Comment: Please tell us whether the Successor Company incurred any merger-related costs prior to November 30, 2005, and describe how it accounted for any such costs.

Response: The Successor Company incurred $17.6 million of merger-related costs prior to November 30, 2005. Such costs are disclosed in Note 2 ( pages F-11 and F-12) to audited Consolidated Financial Statements as the difference between the total direct Merger costs of $20.2 million less the $2.6 million direct Merger costs paid by Metals USA. Direct Merger costs were deferred in the Successor Company balance sheet and included in acquisition costs which were allocated to the acquired assets and liabilities assumed upon the consummation of the Merger. These direct Merger costs primarily related to professional fees: $5.7 million legal fees, $7.1 million consulting fees, $1.5 million accounting fees, $2.2 million insurance and title fees, $0.4 million printing fees, $0.2 million rating agency fees, and $0.1 million banking fees, which were paid contemporaneously with the closing of the Merger.

37.	Comment: Please tell us why you exclude depreciation expense for the Plates and Shapes and Flat Rolled group segments from cost of sales but include it in cost of sales for the Building Products Group.

Response: In response to the Staff’s comment, Metals USA’s operations are composed of three segments; Plates and Shapes, Flat Rolled and Building Products. Inventory costs for Plates and Shapes and Flat Rolled consist of all costs incurred to stock metal in mill form (plate, beam and rolls) in its warehouse. As purchase orders are received, inventory is pulled and value added processing occurs – essentially cutting, slitting, punching, bending, etc. Such processing is immediately prior to shipment and costs associated with labor, equipment and overhead are expensed as incurred, with the exception of period end, in which case, costs are allocated and tracked separately in work in process. Value added components are not maintained or stocked in inventory. Depreciation expense for Plates and Shapes and Flat Rolled is not reflected in cost of sales as such costs are not inventoried to products Metals USA sells.

Building Products manufactures various products (sunrooms, roofing products and awnings) from raw materials and inventories products to be sold at standard cost. Standard cost includes labor, production and overhead costs with

Mr. H. Roger Schwall

United States Securities and Exchange Commission

May 26, 2006

depreciation expense from manufacturing being a component of overhead. Because inventory carrying costs are relieved to cost of sales and inventory variance accounts are included within cost of sales, we believe it is proper to include depreciation expense related to production within cost of sales. Depreciation expense not associated with production is included in the Depreciation and Amortization line item in the Statement of Operations. Building Products is the smallest segment comprising between 11% and 17% of consolidated revenues, with depreciation expense of $0.1 million, $0.5 million, $0.4 million and $0.2 million for the period from May 9, 2005 to December 31, 2005, the period from January 1, 2005 to November 30, 2005, the year ended December 31, 2004, and the year ended December 31, 2003, respectively. Consequently, although depreciation expense for this segment is considered insignificant it has been fully disclosed in Note 11 to the audited Consolidated Financial Statements.

Additionally, in response to the Staff’s comment, we have provided additional disclosure in the Summary of Significant Accounting Policies included in Note 1 to the audited Consolidated Financial Statements to disclose the types of expenses included in the line items cost of sales, operating and delivery expense and selling, general and administrative expenses, similar to the description provided in the Overview to Management’s Discussion and Analysis on page 62.

Notes to Consolidated Financial Statements, page F-7

38.	Comment: We note on page 56 that you eliminated one layer of management and closed eleven redundant or unprofitable locations. Please expand your footnotes to provide the disclosures set forth in paragraph 20 of SFAS 146, to the extent applicable.

Response: During the third quarter of 2004, management analyzed the performance of the Building Products segment, including the Building Products management team and its various operations. Management determined that certain steps needed to be taken to improve the profitability of that segment. As a result, the Company eliminated one layer of management representing six employees. Terminated employees were not required to render any service past the communicated termination date. In addition we closed eleven facilities during 2004, of which certain of these facilities were leased. These leases were classified as operating leases and at the cease use date a charge was recorded based on the remaining lease rentals less estimated sublease rentals. Sublease rentals were based upon recent lease rates for similar facilities and management’s experience

Mr. H. Roger Schwall

United States Securities and Exchange Commission

May 26, 2006

in subleasing prior facilities. The operations of the closed facilities were absorbed by other operating locations of this segment.

The total amount charged to selling, general and administrative expense during 2004 was $5.0 million. The liability associated with these exit activities as of December 31, 2005 and 2004 has been reflected in Note 6 to the audited Consolidated Financial Statements on page F-15 under the heading Accrued lease terminations. We have considered the disclosure requirements of SFAS 146 and have concluded that they are not material for an understanding of our consolidated financial position or cash flows, as the exit activity and associated expense related to the Predecessor Company, no incremental expenses have been incurred, no changes in the initial estimates have materialized and the remaining liability has been disclosed.

Supplementally we are providing the Staff the following information summarizing the accrual activity by type of cost (in millions):

	Predecessor Company		Successor Company
	Year Ended December 31, 2004	Period from January 1, 2005 to November 30, 2005	Period from May 9, 2005 (date of inception) to December 31, 2005	Three Months Ended March 31, 2006
Balance, Beginning of Period	$—	$3.3	$1.2	$1.2
Additions:
Lease Obligations Costs Charged to Expense	2.9	—
Employee Termination Costs Charged to Expense	2.1	—
Reductions:
Payments of Lease Termination Costs	—	1.9		0.2
Payments of Severance Costs	1.7	0.2		0.1

Balance, End of Period	$3.3	$1.2	$1.2	$0.9

Note 6. Accrued Liabilities, page F-14

39.	Comment: We note that you have recorded an accrued warrants liability. Please disclose the number of warrants outstanding, their range of exercise prices, and the period during which the warrants are exercisable.

Response: In connection with the Predecessor Company’s Plan of Reorganization and emergence from bankruptcy on October 31, 2002, issued and outstanding common stock was extinguished. The former holders of common stock received

Mr. H. Roger Schwall

United States Securities and Exchange Commission

May 26, 2006

five year warrants to purchase an aggregate of 3,556,713 shares of new common stock at an exercise price of $18.50 per share. These warrants are governed by the Amended and Restated Warrant Agreement, between Metals USA, Inc. and Equiserve Trust Company N.A., as Warrant Agent, and dated October 31, 2002 (the “Warrant Agreement”). The Warrant Agreement provides that if the Company’s stock is sold to a third party for cash and cancelled (a “Transaction”), as was the case with the sale to Apollo Management on November 30, 2005, Metals USA could elect to accelerate the expiration of the warrants by giving the Warrant Agent and warrant holders notice of such election 60 days prior to the expiration date. In connection with the consummation of the Merger, the Company gave notice to the Warrant Agent and to the warrant holders that a qualifying Transaction had occurred and that Metals USA had elected to accelerate the expiration of its warrants and that the warrants would expire on January 29, 2006.

The warrant liability of $12.4 million was included in the Merger acquisition costs and allocated to liabilities assumed based on the number of shares multiplied by the $22.00 purchase price per share, less the warrant exercise price of $18.50 per share. During December 2005 $9.0 million was paid leaving a warrant liability at December 31, 2005 of $3.4 million, which based on 983,819 warrants unexercised as of that date. During the first quarter of 2006 the remaining warrants were exercised and the liability was paid.

As the warrants do not relate to the Successor Company’s equity structure the requested disclosure does not appear necessary or informational to the understanding of the financial statements. We have revised the caption “Accrued warrants liability” in Note 6 to the audited Consolidated Financial Statements on page F-15 to read “Accrued liability to pre-bankruptcy shareholders” to clarify the description.

40.	Comment: We could not locate a capital contribution from Flag Holdings on your Consolidated Statements of Stockholders’ Equity (Deficit) to reflect the stock option grants Flag Holdings made to your employees. Please tell us how you accounted for the stock option grants by Flag Holdings. Refer to paragraph 11 of SFAS 123(R) for additional guidance.

Response: The employees of Metals USA participate in the Metals USA Holdings Corp. (formerly Flag Holdings Corporation) (“Metals USA Holdings”) 2005 Stock Incentive Plan. The compensation cost of the plan is recognized by Metals USA in accordance with Staff Accounting Bulletin Topic 1B. Metals USA

Mr. H. Roger Schwall

United States Securities and Exchange Commission

May 26, 2006

Holdings utilizes intercompany accounts to effect the expense push down through Flag Intermediate and into Metals USA.

At December 31, 2005, Metals USA Holdings accounted for stock based compensation under APB 25. Under APB 25, the only expense which Metals USA recorded for stock based compensation was $0.4 million related to the grant of 57,600 shares of restricted stock on December 1, 2005. Of the restricted stock granted, 44,000 shares vested on the grant date and 13,600 shares vest over two years. These shares had an intrinsic value of $10.00 per share.

We recognize the Staff’s comment and that the provisions of SFAS 123(R) paragraph 11 were available from other applicable accounting literature standards; however, Metals USA recorded the related to stock based compensation expense as a debit to expense and a credit to intercompany payables, due to the expectation of settling the intercompany amounts in cash.

We have reviewed the authoritative positions and determined that, although settlement for cash is an indicator of a liability, the more appropriate treatment is to credit Additional-Paid-in-Capital, and as a result, we reclassified the $0.4 million from accrued liabilities to Additional-Paid-in-Capital during the quarter ended March 31, 2006, as the amount did not have any impact to the statements of operations of the Successor Company and was not considered material with respect to the respective balance sheets. Our consideration of materiality follows:

	Accrued liability relating to stock based compensation	Current liabilities	Accrued liability relating to stock based compensation/ Current liabilities %	APIC	Accrued liability relating to stock based compensation/ APIC %
	(In millions, except percentages)
For the Year Ended December 31, 2005:
Total	$0.4	$115.1	0.3%	$134.0	0.3%

	Accrued liability relating to stock based compensation	Current liabilities	Accrued liability relating to stock based compensation/ Current liabilities %	APIC	Accrued liability relating to stock based compensation/ APIC %
	(In millions, except percentages)
For the three Months Ended March 31, 2006:
Total	$0.4	$131.1	0.3%	$134.8	0.3%

Mr. H. Roger Schwall

United States Securities and Exchange Commission

May 26, 2006

41.	Comment: Please expand your footnotes to disclose the following with regard to the stock options that Flag Holdings issued to your employees:

•	your accounting policy regarding how you account for these option grants;

•	the amount of compensation expense recorded in your consolidated financial statements;

•	the method of estimating the fair value of equity instruments granted; and

•	other disclosure important to an understanding of your use of share-based compensation.

Refer to paragraphs 64, 65 and A240 of SFAS 123(R) for further guidance.

Response: As discussed in comment 40, Metals USA participates in equity compensation plans of our parent company, Metals USA Holdings, who in turn pushes down the expense to Metals USA. Prior to the adoption of SFAS 123 (R) on January 1, 2006, Metals USA Holdings accounted for stock options in accordance with the provisions of APB 25. We have expanded the disclosures previously included in Note 14 to the audited Consolidated Financial Statements on page F-25 to comply with the Staff’s request and have included such disclosure in Note 10 to such financial statements on page F-22.

Exhibit 99.1 — Letter of Transmittal

42.	Comment: We note the disclosure that reads “[t]he undersigned and each Beneficial Owner will, upon request, execute and deliver any additional documents deemed by the Exchange Agent or by the Issuer to be necessary or desirable to complete the sale, assignment and transfer of the Old Notes tendered hereby.” If you retain such language, specify the type of “additional documents deemed by the Exchange Agent or by the Issuer to be necessary or desirable to complete” the transaction.

Response: We have deleted the language noted by the Staff.

For the Staff’s convenience, we are delivering to you overnight five courtesy copies (clean and marked, excluding exhibits) of Amendment No. 1.

If you have questions on any of the issues addressed above, please contact me at my office telephone number (713) 220-5839 or by fax at (713) 236-0822.

Mr. H. Roger Schwall

United States Securities and Exchange Commission

May 26, 2006

Sincerely,

/s/ J. Vincent Kendrick
J. Vincent Kendrick

cc:	John A. Hageman, Esq.
Senior Vice President and Chief Legal Officer

Annex I

Flag Intermediate Holdings Corporation

Metals USA, Inc.

One Riverway, Suite 1100

Houston, Texas 77056

May 26, 2006

Mr. H. Roger Schwall

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Flag Intermediate Holdings Corporation’s (“Flag Intermediate”) and Metals USA, Inc.’s (the “Issuer”) Registration Statement on Form S-4 (Reg. No. 333-132918) initially filed March 31, 2006

Dear Mr. Schwall:

This letter is provided to the staff of the Securities and Exchange Commission (the “Staff”) in connection with the Registration Statement on Form S-4 relating to the offer to exchange (the “Exchange Offer”) the Issuer’s 11 1/8% senior secured notes due 2015 (the “New Notes”), which have been registered under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to such Registration Statement, for the Issuer’s outstanding 11 1/8% senior secured notes due 2015 (the “Old Notes”). Flag Intermediate and the Issuer hereby inform the Staff that the Issuer is registering the Exchange Offer in reliance on the Staff position enunciated in “Morgan Stanley & Co., Incorporated,” SEC No-Action Letter (available June 5, 1991), as interpreted in the Staff’s letter to Shearman & Sterling dated July 2, 1993, and “Exxon Capital Holdings Corporation,” SEC No-Action Letter (available May 13, 1988) (the “Exxon Capital Letter”). Unless otherwise indicated, defined terms used herein shall have the same meaning as set forth in the above referenced Registration Statement, which has been filed with the Securities and Exchange Commission on March 31, 2006 and amended on May 26, 2006.

Neither Flag Intermediate, the Issuer nor the Subsidiary Guarantors have entered into any arrangement or understanding with any person to distribute the New Notes to be received in the Exchange Offer and, to the best of Flag Intermediate’s, the Issuer’s and the Subsidiary Guarantors’ information and belief, each entity participating in the Exchange Offer is acquiring the New Notes in its ordinary course of business and is not engaged in, does not intend to engage in and has no arrangement or understanding with any person to participate in the distribution of the New Notes to be received in the Exchange Offer. In this regard, Flag Intermediate and the Issuer will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus or otherwise) that if the Exchange Offer is being registered for the purpose of secondary resales, any securityholder using the Exchange Offer to participate in a distribution of the New Notes to be acquired in the Exchange Offer (i) could not rely on the Staff’s position enunciated in the Exxon Capital Letter or similar interpretive letters to similar effect and (ii) must comply with registration and prospectus delivery requirements of the Securities Act in connection with a secondary resale transaction. Flag Intermediate and the Issuer acknowledge that such a secondary resale transaction should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

Flag Intermediate and the Issuer and will also make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus) that any broker-dealer who holds Old Notes acquired for its own account as a result of market-making activities or other trading activities, and who receives New Notes in exchange for such Old Notes pursuant to the Exchange Offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of such New Notes, which prospectus may be the prospectus for the Exchange Offer so long as it contains a plan of distribution with respect to such resale transactions (such plan of distribution need not name the broker-dealer or disclose the amount of New Notes held by the broker-dealer).

The Issuer will include in the transmittal letter or similar documentation to be executed by an exchange offeree in order to participate in the Exchange Offer the following additional provisions: (i) if the exchange offeree is not a broker-dealer, a representation that it is not engaged in, and does not intend to engage in, a distribution of the New Notes; and (ii) if the exchange offeree is a permitted broker-dealer holding Old Notes acquired for its own account as a result of market-making activities or other trading activities, an acknowledgment that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of New Notes received in respect of such Old Notes pursuant to the Exchange Offer. The transmittal letter or similar documentation also will include a statement to the effect that by so acknowledging and delivering a prospectus, a broker-dealer will not deemed to admit that it is an “underwriter” within the meaning of the Securities Act. In addition, the transmittal letter will also include a representation that the broker-dealer has not entered into any arrangement or understanding with the Issuer or an affiliate of the Issuer to distribute the New Notes.

Very truly yours,

Flag Intermediate Holdings Corporation

By:	/s/ John A. Hageman
Name: John A. Hageman Title: Senior Vice President and General Counsel

Metals USA, Inc.

By:	/s/ John A. Hageman
Name: John A. Hageman Title: Senior Vice President and General Counsel